Expense Example, No Redemption	Aug. 29, 2025 USD ($)
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 642
Expense Example, No Redemption, 3 Years	835
Expense Example, No Redemption, 5 Years	1,044
Expense Example, No Redemption, 10 Years	1,644
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	248
Expense Example, No Redemption, 3 Years	510
Expense Example, No Redemption, 5 Years	896
Expense Example, No Redemption, 10 Years	1,979
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	260
Expense Example, No Redemption, 5 Years	470
Expense Example, No Redemption, 10 Years	1,075
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	197
Expense Example, No Redemption, 5 Years	361
Expense Example, No Redemption, 10 Years	837
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	645
Expense Example, No Redemption, 3 Years	840
Expense Example, No Redemption, 5 Years	1,051
Expense Example, No Redemption, 10 Years	1,657
Eventide Core Bond Fund | Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	251
Expense Example, No Redemption, 3 Years	515
Expense Example, No Redemption, 5 Years	903
Expense Example, No Redemption, 10 Years	1,992
Eventide Core Bond Fund | Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	266
Expense Example, No Redemption, 5 Years	478
Expense Example, No Redemption, 10 Years	1,090
Eventide Core Bond Fund | Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	369
Expense Example, No Redemption, 10 Years	852
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	727
Expense Example, No Redemption, 3 Years	1,048
Expense Example, No Redemption, 5 Years	1,391
Expense Example, No Redemption, 10 Years	2,356
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	337
Expense Example, No Redemption, 3 Years	730
Expense Example, No Redemption, 5 Years	1,250
Expense Example, No Redemption, 10 Years	2,676
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	157
Expense Example, No Redemption, 3 Years	486
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	1,834
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	$ 1,613